Income Taxes (Tables)	3 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The benefit for income taxes is comprised of the following components:

	For the Three Months Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal	(79)	—
State	(30)	—
Total deferred	(109)	—
Total income tax benefit	$(109)	$—

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	For the Three Months Ended December 31,
	2021	2020
Tax at federal statutory rate	21.00%	(21.00)%
State and local tax	(4.57)%	—%
Foreign rate differential	(2.35)%	—%
Warrant liability	(345.17)%	—%
Transaction costs	7.82%	—%
Prior year adjustments	(50.96)%	—%
Change in valuation allowance	358.15%	21.68%
Other	(0.28)%	(0.68)%
Effective tax rate	(16.36)%	0.00%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets were as follows:

	As of December 31, 2021	As of September 30, 2021
Deferred tax assets:
Net operating loss carryforwards	$15,882	$13,668
Stock-based compensation	1,654	2,136
Research and development credits	222	205
Operating right-of-use asset	(188)	—
Operating lease liability	188	—
Other	96	184
Total deferred tax assets	17,854	16,193

Deferred tax liabilities:
Property and equipment	(286)	(405)
481(a) Adjustment	(193)	(368)
Amortization of intangibles	(2,371)	(3,148)
Total deferred tax liabilities	(2,850)	(3,921)
Total gross deferred tax assets/(liabilities)	15,004	12,272

Less: Valuation allowance	(15,148)	(12,467)
Deferred tax assets/(liabilities), net of valuation allowance	$(144)	$(195)